Acquisitions (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Summary of Preliminary Allocation of Purchase Price to Assets Acquired and Liabilities Assumed

The following table presents the preliminary allocation of the purchase price to the assets acquired and liabilities assumed, based on their fair values on May 10, 2018 (in thousands):

Current assets(1)	$377,155
Property and equipment	876,500
Other long-term assets	18,928
Current liabilities	(130,121)
Long-term debt	(235,416)
Other long-term liabilities	(175,082)

Allocated purchase price	$731,964

(1)

Includes $293.0 million of cash acquired. The fair values of current assets acquired includes trade receivables and joint interest receivables of $43.3 million and $3.5 million, respectively, which the Company expects all to be realizable.

Summary of Purchase Price

The following table summarizes the purchase price (in thousands, except per share data):

Stone Energy common stock—issued and outstanding as of May 9, 2018	20,038
Stone Energy common stock price	$35.49
Common stock value	$711,149
Stone Energy common stock warrants—issued and outstanding as of May 9, 2018	3,528
Stone Energy common stock warrants price	$5.90
Common stock warrants value	$20,815

Total consideration and fair value	$731,964

Supplemental Proforma Information

The following supplemental pro forma information (in thousands, except per common share amounts), presents the condensed consolidated results of operations for the three and six months ended June 30, 2018 and 2017 as if the Stone Combination had occurred on January 1, 2017. The unaudited proforma information was derived from historical combined statements of operations of the Company and Stone and adjusted to include (i) depletion and accretion expense applied to the adjusted basis of the oil and natural gas properties acquired (ii) interest expense to reflect the debt transactions contemplated by the Exchange Agreement and (iii) general and administrative expense adjusted for transaction related costs incurred. This information does not purport to be indicative of results of operations that would have occurred had the Stone Combination occurred on January 1, 2017, nor is such information indicative of any expected future results of operations.

	Three Months Ended June 30,		Six Months Ended June 30,
	2018	2017	2018	2017
Revenue	$244,453	$166,669	$471,652	$340,939
Net income (loss)	$(45,696)	$19,032	$(51,211)	$66,518
Basic and diluted net income (loss) per common share	$(0.84)	$0.35	$(0.95)	$1.23

Sojitz Energy Venture Inc
Summary of Preliminary Allocation of Purchase Price to Assets Acquired and Liabilities Assumed

The following table below presents the allocation of the purchase price (inclusive of post-closing adjustments) to the assets acquired and liabilities assumed, based on their relative fair values on December 20, 2016 (in thousands):

Allocation of the Purchase Price	December 20, 2016
Proved properties	$77,967
Unproved properties, not subject to amortization	11,133
Other short and long-term assets	2,380
Asset retirement obligations	(3,242)

Cash Paid	$88,238

Deep Gulf Energy III, LLC
Summary of Preliminary Allocation of Purchase Price to Assets Acquired and Liabilities Assumed

We completed the final purchase price allocation in 2015 which was calculated as follow (in thousands):

Allocation of the Purchase Price	April 8, 2015
Proved properties	$24,316
Unproved properties, not subject to amortization	14,643
Asset retirement obligations	(442)

Cash Paid	$38,517

Gulf Coast Energy Resources, LLC
Summary of Preliminary Allocation of Purchase Price to Assets Acquired and Liabilities Assumed

We completed the final purchase price allocation in 2015 which was calculated as follow (in thousands):

Allocation of the Purchase Price	March 31, 2015
Current assets	$12,748
Proved properties	38,680
Unproved properties, not subject to amortization	22,637
Other non-current assets	536

Total assets acquired	74,601
Current portion of asset retirement obligations	107
Other current liabilities	18,632
Asset retirement obligations	744
Long-term debt, net of discount(1)	55,000
Other long-term liabilities(2)	118

Total liabilities assumed	74,601

Net assets acquired	$—

(1)	The long-term debt, net of discount assumed represents $55.0 million in borrowings under GCER’s senior reserve-based revolving credit facility (“GCER Bank Credit Facility”).
(2)

The other long-term liabilities assumed includes $0.1 million to recognize an estimated liability as of the acquisition date for the contingent consideration arrangement if the oil and natural gas assets acquired meet certain targets within the subsequent five years. The fair value of the contingent consideration was calculated using a Monte Carlo simulation analysis. Significant inputs to the analysis are based, in part, on inputs not observable in the market and thus represent Level 3 measurements in the fair value hierarchy. These inputs include, but are not limited to, estimates of reserves, future operating and development costs, future commodity prices, estimated future cash flows and appropriate discount rates. These inputs required significant judgments and estimates by the Company’s management at the time of the valuation. The maximum potential payment under the contingent consideration arrangement is $6.5 million.

Schedule of Fair Value Current Assets Acquired Includes Receivables

The fair value, as adjusted, of the current assets acquired includes the following receivables (in thousands):

	March 31, 2015
	Gross Receivable	Expected Uncollectable Amount	Fair Value
Trade receivables	$3,104	$—	$3,104
Joint interest receivables	$3,484	$(323)	$3,161
Other receivables	$196	$—	$196